Equity - Share repurchase program (Details) - USD ($) $ in Thousands	Apr. 30, 2025	Feb. 28, 2025	Sep. 30, 2024	May 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Jul. 31, 2023	Apr. 30, 2023	Mar. 31, 2023
Equity [Abstract]
Share repurchase program, authorized amount	$ 500	$ 1,000	$ 500	$ 500	$ 500	$ 250	$ 500	$ 650	$ 500	$ 500	$ 500